Borrowings - Schedule of Key Inputs for Valuation of Warrant Obligation (Details)	Jun. 30, 2026 $ / shares	Jan. 23, 2026	Dec. 31, 2025 $ / shares
Expected term (years) | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	7.84		8.34
Expected term (years) | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	9.48		9.48
Warrant obligation: | Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		5.18	5.00
Warrant obligation: | Exercise price in USD | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00
Warrant obligation: | Exercise price in USD | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.18
Warrant obligation: | Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.77	5.36	4.67
Warrant obligation: | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.0420
Warrant obligation: | Risk-free interest rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0429		0.0401
Warrant obligation: | Risk-free interest rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0437		0.0402
Warrant obligation: | Expected volatility | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7434		0.6839
Warrant obligation: | Expected volatility | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7487		0.7610
Warrant obligation: | Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		10.00
Warrant obligation: | Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0	0	0
Warrant obligation: | Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		4.38
Warrant obligation: | Black-Scholes value in USD | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	4.39		3.35
Warrant obligation: | Black-Scholes value in USD | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	4.62		3.71
Warrant obligation: | Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.7588